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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Shay Assets Management, Inc.
          ---------------------------------
Address:  230 West Monroe Street
          ---------------------------------
          Suite 2810
          ---------------------------------
          Chicago, IL 60606
          ---------------------------------

13F File Number:  28-7232
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Rodger D. Shay, Jr.
        ---------------------------------------------------
Title:  President
        ---------------------------------------------------
Phone:  (312) 214-6590
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Rodger D. Shay, Jr.   Chicago, IL              August 11, 2006
    -----------------------   -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    13F File Number     Name


    ---------------     --------------------------------
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          NONE
                                            ---------------------
Form 13F Information Table Entry Total:     61
                                            ---------------------
Form 13F Information Table Value Total:     221,393
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                           FORM 13F INFORMATION TABLE
     ITEM 1       ITEM 2      ITEM 3     ITEM 4         ITEM 5       ITEM 6          ITEM 7           ITEM 8
-------------------------------------------------------------------------------------------------------------------
                                                                                                  VOTING AUTHORITY
                 TITLE OF                 VALUE   SHRS OR  SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER    CLASS       CUSIP     (x$1000)  PRN AMT  PRN  CALL  DISCRETION    MANAGERS   SOLE   SHARED   NONE
---------------- --------  ----------  ---------  ------  ---  ----  -----------  ----------- -----  ------  ------

3M CO             COMMON     88579Y101    4,604    57,000             SOLE                      X
ABBOTT
LABORATORIES      COMMON     002824100    5,015   115,000             SOLE                      X
ALCOA, INC.       COMMON     013817101    2,654    82,000             SOLE                      X
ALLSTATE
FINANCIAL         COMMON     020002101    1,642    30,000             SOLE                      X
ALTRIA GROUP,
INC.              COMMON     02209S103    1,469    20,000             SOLE                      X
AMERICAN
EXPRESS CO.       COMMON     025816109    3,459    65,000             SOLE                      X
AMERICAN INT'L
GROUP             COMMON     026874107    6,240   105,680             SOLE                      X
ANHEUSER-
BUSCH             COMMON     035229103    4,787   105,000             SOLE                      X
APACHE CORP.      COMMON     037411105      683    10,000             SOLE                      X
APPLIED
MATERIALS, INC.   COMMON     038222105    2,035   125,000             SOLE                      X
AT&T INC.         COMMON     00206R102    3,709   133,000             SOLE                      X
AUTOMATIC DATA
PROCESSING        COMMON     053015103    4,308    95,000             SOLE                      X
BALL
CORPORATION       COMMON     058498106    1,889    51,000             SOLE                      X
BERKSHIRE
HATHAWAY INC.     CLASS A    084670108    6,049        66             SOLE                      X
                  SPON
                  ADR 5
CEMEX SA          ORD        151290889    3,134    55,014             SOLE                      X
CISCO SYSTEMS     COMMON     17275R102    5,761   295,000             SOLE                      X
CITIGROUP, INC.   COMMON     172967101    7,427   153,956             SOLE                      X


                                           FORM 13F INFORMATION TABLE
     ITEM 1       ITEM 2      ITEM 3     ITEM 4         ITEM 5       ITEM 6          ITEM 7           ITEM 8
-------------------------------------------------------------------------------------------------------------------
                                                                                                  VOTING AUTHORITY
                 TITLE OF                 VALUE   SHRS OR  SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER    CLASS       CUSIP     (x$1000)  PRN AMT  PRN  CALL  DISCRETION    MANAGERS   SOLE   SHARED   NONE
---------------- --------  ----------  ---------  ------  ---  ----  -----------  ----------- -----  ------  ------

COCA COLA CO      COMMON     191216100    4,087    95,000             SOLE                      X
                  CLASS A
COMCAST CORP      SPL        20030N200    3,442   105,000             SOLE                      X
DELL INC.         COMMON     24702R101    3,096   160,000             SOLE                      X
                  SPON
DIAGEO PLC.       ADR NEW    25243Q205    2,047    30,300             SOLE                      X
DOW CHEMICAL
COMPANY           COMMON     260543103    2,693    69,000             SOLE                      X
EXELON CORP.      COMMON     30161N101    2,842    50,000             SOLE                      X
EXXON MOBIL
CORP.             COMMON     30231G102    6,505   106,028             SOLE                      X
FEDEX CORP.       COMMON     31428X106    3,973    34,000             SOLE                      X
FPL GROUP, INC.   COMMON     302571104    1,556    37,600             SOLE                      X
GANNETT INC.      COMMON     364730101      705    12,600             SOLE                      X
GENERAL
DYNAMICS CORP.    COMMON     369550108    2,422    37,000             SOLE                      X
GENERAL
ELECTRIC CO.      COMMON     369604103    5,768   175,000             SOLE                      X
HARLEY-
DAVIDSON, INC.    COMMON     412822108    3,842    70,000             SOLE                      X
HOME DEPOT,
INC.              COMMON     437076102    5,190   145,000             SOLE                      X
I B M CORP.       COMMON     459200101    3,380    44,000             SOLE                      X
ILLINOIS TOOL
WORKS, INC.       COMMON     452308109    3,610    76,000             SOLE                      X
INGERSOLL-RAND
CO.               CLASS A    G4776G101    3,594    84,000             SOLE                      X
ITT INDUSTRIES
INC               COMMON     450911102    3,069    62,000             SOLE                      X


                                           FORM 13F INFORMATION TABLE
     ITEM 1       ITEM 2      ITEM 3     ITEM 4         ITEM 5       ITEM 6          ITEM 7           ITEM 8
-------------------------------------------------------------------------------------------------------------------
                                                                                                  VOTING AUTHORITY
                 TITLE OF                 VALUE   SHRS OR  SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER    CLASS       CUSIP     (x$1000)  PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE   SHARED   NONE
---------------- --------  ----------  ---------  ------  ---  ----  -----------  ----------- -----  ------  ------

J.P. MORGAN
CHASE & CO.       COMMON     46625H100    4,032    96,000             SOLE                      X
JOHNSON &
JOHNSON           COMMON     478160104    8,688   145,000             SOLE                      X
KERR-MCGEE
CORP.             COMMON     492386107      694    10,000             SOLE                      X
LEHMAN BRO
HOLDINGS INC.     COMMON     524908100    3,336    51,200             SOLE                      X
MEDTRONIC, INC.   COMMON     585055106    4,457    95,000             SOLE                      X
MERRILL LYNCH     COMMON     590188108    3,965    57,000             SOLE                      X
MICROSOFT CORP.   COMMON     594918104    6,757   290,000             SOLE                      X
MORGAN ST DEAN    COM
WITTER            NEW        617446448    2,528    40,000             SOLE                      X
                  SPONSORED
NOKIA CORP.       ADR        654902204    2,938   145,000             SOLE                      X
NORTH FORK
BANCORP           COMMON     659424105    1,903    63,084             SOLE                      X
OMNICOM GROUP     COMMON     681919106    4,187    47,000             SOLE                      X
PEPSICO INC.      COMMON     713448108    5,704    95,000             SOLE                      X
PFIZER, INC.      COMMON     717081103    6,709   259,000             SOLE                      X
PPL CORPORATION   COMMON     69351T106    2,196    68,000             SOLE                      X
PRAXAIR, INC.     COMMON     74005P104    3,073    56,900             SOLE                      X
PROCTER &
GAMBLE CO.        COMMON     742718109    5,560   100,000             SOLE                      X
SYSCO
CORPORATION       COMMON     871829107    4,126   135,000             SOLE                      X
TJX COS., INC.    COMMON     872540109    1,143    50,000             SOLE                      X


                                           FORM 13F INFORMATION TABLE
     ITEM 1       ITEM 2      ITEM 3     ITEM 4         ITEM 5       ITEM 6          ITEM 7           ITEM 8
-------------------------------------------------------------------------------------------------------------------
                                                                                                  VOTING AUTHORITY
                 TITLE OF                 VALUE   SHRS OR  SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER    CLASS       CUSIP     (x$1000)  PRN AMT  PRN  CALL  DISCRETION    MANAGERS   SOLE   SHARED   NONE
---------------- --------  ----------  ---------  ------  ---  ----  -----------  ----------- -----  ------  ------

TYCO
INTERNATIONAL     COMMON     902124106    2,503    91,000             SOLE                      X
                  N Y
UNILEVER NV       SHS NEW    904784709    1,827    81,000             SOLE                      X
VERIZON
COMMUNICATIONS    COMMON     92343V104    2,679    80,000             SOLE                      X
WAL MART
STORES INC.       COMMON     931142103    6,262   130,000             SOLE                      X
WELLS FARGO
CO.               COMMON     949746101    2,851    42,500             SOLE                      X
WEYERHAEUSER
CO.               COMMON     962166104    1,457    23,400             SOLE                      X
WRIGLEY (WM.)
JR. CO.           COMMON     982526105    2,948    65,000             SOLE                      X
XTO ENERGY INC.   COMMON     98385X106    2,007    45,333             SOLE                      X
TOTAL                                   221,393